UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc. (MYD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.8%
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	$5,250	$4,882,553

Arizona — 11.1%
Arizona State Transportation Board, RB, Sub-Series A:
5.00%, 7/01/22	7,030	7,372,923
5.00%, 7/01/23	5,240	5,451,486
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	3,300	2,179,485
Maricopa County IDA Arizona, Refunding RB, Series A-1 (Ginnie Mae):
6.00%, 10/20/31	1,230	1,256,691
6.05%, 10/20/36	1,230	1,218,155
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	3,450	3,246,278
Phoenix IDA Arizona, Refunding RB, America West Airlines Inc. Project, AMT:
6.25%, 6/01/19	3,000	2,567,040
6.30%, 4/01/23	5,090	4,176,701
Pima County IDA, IDRB, Tucson Electric Power, Series A, 6.38%, 9/01/29	3,000	3,022,110
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	2,240	2,186,218
Pima County IDA, Refunding RB, Charter Schools II, Series A, 6.75%, 7/01/31	735	675,274
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	3,975	3,894,188
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	7,365	6,338,319
5.00%, 12/01/37	14,190	12,024,890
Vistancia Community Facilities District Arizona, GO:
5.50%, 7/15/20	3,000	3,097,830
5.75%, 7/15/24	2,125	2,172,579
Yavapai County IDA Arizona, RB, Yavapai Regional Medical Center, Series A, 6.00%, 8/01/33	3,900	3,733,197

		64,613,364

Municipal Bonds	Par (000)	Value

Arkansas — 0.5%
County of Little River Arkansas, Refunding RB, Georgia-Pacific Corp. Project, AMT, 5.60%, 10/01/26	$3,385	$3,097,343

California — 12.6%
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	3,155	3,156,861
St. Joseph Health System, Series A, 5.75%, 7/01/39	4,425	4,345,748
Sutter Health, Series B, 6.00%, 8/15/42 (a)	6,465	6,348,113
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	2,385	2,426,261
California Statewide Communities Development Authority, RB, John Muir Health, 5.13%, 7/01/39	4,375	3,850,262
Golden State Tobacco Securitization Corp. California, Refunding RB, Asset-Backed, Senior Series A-1, 5.13%, 6/01/47	2,090	1,226,621
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	1,605	1,536,547
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	11,970	11,005,338
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	19,075	18,233,792
State of California, GO:
(AMBAC), 5.00%, 4/01/31	10	9,089
Various Purpose, 5.25%, 11/01/25	1,350	1,350,230
Various Purpose, 6.00%, 3/01/33	5,085	5,173,682
Various Purpose, 6.50%, 4/01/33	14,075	14,885,298

		73,547,842

Colorado — 3.6%
City & County of Denver Colorado, RB, Series D, AMT (AMBAC), 7.75%, 11/15/13	3,990	4,332,382

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SO	Special Obligation

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	$4,435	$3,912,025
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series D-2, AMT, 6.90%, 4/01/29	150	159,183
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Tax Increment:
Public Improvement Fee, 8.00%, 12/01/25	6,850	6,642,445
Subordinate Public Improvement Fee, 8.13%, 12/01/25	1,885	1,669,620
University of Colorado, RB, Series A:
5.25%, 6/01/30	2,250	2,280,150
5.38%, 6/01/32	1,250	1,273,012
5.38%, 6/01/38	830	836,308

		21,105,125

Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, 5.00%, 11/15/40	2,770	2,497,016
Wesleyan University, 5.00%, 7/01/35	2,225	2,203,240
Wesleyan University, 5.00%, 7/01/39	5,000	4,910,450

		9,610,706

Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	2,305	2,212,431
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	8,275	7,294,082

		9,506,513

District of Columbia — 1.8%
Metropolitan Washington Airports Authority, RB:
CAB, 2nd Senior Lien, Series B (AGC), 7.00%, 10/01/31 (b)	10,000	2,490,800
CAB, 2nd Senior Lien, Series B (AGC), 7.03%, 10/01/32 (b)	15,000	3,493,200
CAB, 2nd Senior Lien, Series B (AGC), 7.05%, 10/01/33 (b)	13,410	2,913,457
First Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,449,360

		10,346,817

Florida — 8.8%
City of Clearwater Florida, RB, Series A, 5.25%, 12/01/39	3,435	3,374,647
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	2,155	2,134,657
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	11,450	10,696,475
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	7,530	6,984,000

Municipal Bonds	Par (000)	Value

Florida (concluded)
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	$2,500	$2,229,175
Hillsborough County IDA, RB, AMT, National Gypsum Co.:
Series A, 7.13%, 4/01/30	11,500	10,222,695
Series B, 7.13%, 4/01/30	5,000	4,444,650
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40 (a)	4,615	4,534,330
Midtown Miami Community Development District, Special Assessment Bonds, Series B, 6.50%, 5/01/37	5,255	4,754,724
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28	4,620	2,134,717

		51,510,070

Georgia — 1.9%
De Kalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,700	1,578,671
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	6,945	6,739,706
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	2,960	2,899,142

		11,217,519

Guam — 0.8%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	1,270	1,293,292
6.75%, 11/15/29	1,815	1,915,587
7.00%, 11/15/39	1,200	1,281,228

		4,490,107

Hawaii — 0.5%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/30	2,760	2,652,691

Idaho — 1.7%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	10,000	10,017,000

Illinois — 4.5%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	780,060
Illinois Finance Authority, RB, Navistar International, Recovery Zone, 6.50%, 10/15/40	3,130	3,114,506
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	3,235	3,043,812
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	875	665,026
Metropolitan Pier & Exposition Authority, Refunding RB (AGM), McCormick Place Expansion Project:
CAB, Series B, 6.25%, 6/15/46 (b)	11,405	996,911

2	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB (AGM), McCormick Place Expansion Project (concluded):
CAB, Series B, 6.25%, 6/15/47 (b)	$27,225	$2,213,665
Series B, 5.00%, 6/15/50	6,405	5,432,721
Series B-2, 5.00%, 6/15/50	5,085	4,176,666
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,730	2,584,682
6.00%, 6/01/28	2,335	2,228,384
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,275	1,193,515

		26,429,948

Indiana — 1.8%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	1,690	1,532,154
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	6,645	6,550,574
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,230	2,297,770

		10,380,498

Kansas — 2.0%
City of Lenexa Kansas, RB, Lakeview Village Inc., Series C, 6.88%, 5/15/12 (c)	1,250	1,363,988
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.75%, 11/15/38	7,100	7,123,572
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	3,365	3,099,838

		11,587,398

Kentucky — 0.4%
Kentucky Economic Development Finance Authority, Refunding RB:
Norton, Series A, 6.63%, 10/01/28	650	653,432
Owensboro Medical Health System, Series A, 6.38%, 6/01/40	2,040	1,915,478

		2,568,910

Louisiana — 4.2%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	1,610	1,593,690
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	9,000	9,067,500
New Orleans Aviation Board, Refunding RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	1,260	1,143,866
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	13,000	12,527,450

		24,332,506

Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	3,140	2,923,999

Municipal Bonds	Par (000)	Value

Maryland — 1.2%
County of Prince George’s Maryland, SO, National Harbor Project, 5.20%, 7/01/34	$1,500	$1,229,760
Maryland Community Development Administration, Refunding RB, Residential, Series A, AMT, 4.65%, 9/01/32	115	102,200
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	880	801,777
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,690	1,573,120
Maryland Industrial Development Financing Authority, RB, Our Lady of Good Counsel School, Series A, 6.00%, 5/01/35	500	460,505
Maryland State Energy Financing Administration, RB, Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	3,000	2,991,270

		7,158,632

Massachusetts — 1.6%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A-1, 5.25%, 7/01/29	3,250	3,435,543
Massachusetts Development Finance Agency, RB, Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	3,500	2,654,155
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	3,640	3,259,838

		9,349,536

Michigan — 3.4%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	1,835	2,125,058
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	2,795	2,590,099
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	6,085	5,589,438
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
8.00%, 9/01/29	2,000	2,220,140
8.25%, 9/01/39	6,365	7,087,491

		19,612,226

Minnesota — 0.6%
City of Eden Prairie Minnesota, RB, Rolling Hills Project, Series A (Ginnie Mae):
6.00%, 8/20/21	420	443,419
6.20%, 2/20/43	2,000	2,104,260

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Minnesota (concluded)
City of Minneapolis Minnesota, HRB, Gaar Scott Loft Project, Mandatory Put Bonds, AMT, 5.95%, 5/01/30 (d)	$875	$876,059

		3,423,738

Mississippi — 0.1%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	280	280,081

Montana — 0.7%
Montana Facility Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 4.75%, 1/01/40	4,585	4,059,605

New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority, Refunding RB, Elliot Hospital, Series B, 5.60%, 10/01/22	3,090	3,086,941

New Jersey — 8.1%
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	9,715	8,928,182
Continental Airlines Inc. Project, AMT, 6.25%, 9/15/19	3,905	3,693,271
Continental Airlines Inc. Project, AMT, 6.25%, 9/15/29	14,000	12,672,660
First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	710	628,946
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	230	189,794
First Mortgage, Presbyterian Homes, Series A, 6.38%, 11/01/31	3,000	2,541,000
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	16,650	16,238,412
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association (e)(f):
6.00%, 7/01/13	1,335	13
6.63%, 7/01/36	1,835	18
New Jersey Transportation Trust Fund Authority, RB, CAB, Transportation System, Series C (AMBAC), 5.05%, 12/15/35 (b)	13,110	2,412,896

		47,305,192

New York — 5.3%
Dutchess County Industrial Development Agency New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	2,200	2,073,588
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	4,910	4,692,585
Transportation, Series D, 5.25%, 11/15/40	2,465	2,254,095
New York City Industrial Development Agency, RB, British Airways Plc Project, AMT, 7.63%, 12/01/32	1,250	1,252,475
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	2,480	2,492,474

Municipal Bonds	Par (000)	Value

New York (concluded)
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	$2,625	$2,517,821
6.00%, 12/01/42	2,555	2,411,588
Triborough Bridge & Tunnel Authority, RB, Subordinate Bonds, 5.25%, 11/15/30	10,000	10,019,700
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	3,450	3,242,448

		30,956,774

North Carolina — 2.6%
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas, Series B, 4.38%, 10/01/31	3,270	2,915,336
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke Energy Carolinas:
Series A, 4.63%, 11/01/40	2,445	2,157,615
Series B, 4.63%, 11/01/40	1,810	1,597,253
North Carolina HFA, RB:
Home Ownership, Series 8A, AMT, 6.20%, 7/01/16	90	90,131
S/F, Series II (FHA), 6.20%, 3/01/16	480	481,022
North Carolina Medical Care Commission, RB:
Duke University Health System, Series A, 5.00%, 6/01/42	2,805	2,569,071
First Mortgage, Arbor Acres Community Project, 6.38%, 3/01/12 (c)	1,000	1,069,550
North Carolina Medical Care Commission, Refunding RB, First Mortgage, Presbyterian Homes, 5.40%, 10/01/27	5,000	4,398,450

		15,278,428

Ohio — 1.1%
County of Lucas Ohio, Refunding RB, Sunset Retirement, Series A, 6.63%, 8/15/30	2,175	2,152,619
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	2,840	2,580,737
Toledo-Lucas County Port Authority, RB, St. Mary Woods Project, Series A:
6.00%, 5/15/24	750	457,950
6.00%, 5/15/34	2,250	1,373,850

		6,565,156

Pennsylvania — 4.7%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	5,490	3,648,434
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital, Series A, 5.13%, 6/01/33	2,265	2,069,440

4	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	$3,805	$3,634,650
National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	5,270	4,304,958
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	12,905	12,213,550
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,265,582

		27,136,614

Puerto Rico — 3.7%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	6,000	5,855,880
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	10,120	10,473,492
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB (b):
First Sub-Series C, 6.58%, 8/01/38	23,695	3,747,364
Series A (AMBAC), 6.47%, 8/01/47	14,900	1,208,837

		21,285,573

Rhode Island — 1.0%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 7/15/35	4,240	3,392,721
City of Woonsocket Rhode Island, GO (NPFGC):
6.00%, 10/01/17	1,200	1,214,580
6.00%, 10/01/18	1,195	1,209,196

		5,816,497

South Carolina — 1.1%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	6,695	6,423,786

Tennessee — 0.9%
Hardeman County Correctional Facilities Corp. Tennessee, RB, 7.75%, 8/01/17	3,235	3,096,380
Rutherford County Health & Educational Facilities Board, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/40	2,065	1,856,043

		4,952,423

Texas — 14.7%
Alliance Airport Authority Texas, Refunding RB, American Airlines Inc. Project, AMT, 5.75%, 12/01/29	3,500	2,621,815
Bexar County Housing Finance Corp., RB, Waters at Northern Hills Apartments, Series A (NPFGC):
6.00%, 8/01/31	805	706,194
6.05%, 8/01/36	1,000	861,410
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, Mandatory Put Bonds, AMT, 5.75%, 5/01/36 (d)	6,285	5,915,631
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	3,060	3,055,471

Municipal Bonds	Par (000)	Value

Texas (concluded)
City of Houston Texas, RB:
Senior Lien, Series A, 5.50%, 7/01/39	$3,100	$3,107,316
Special Facilities, Continental Airlines, Series E, AMT, 7.38%, 7/01/22	3,500	3,512,460
Special Facilities, Continental Airlines, Series E, AMT, 7.00%, 7/01/29	3,000	2,969,190
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, American Airlines Inc. Project, AMT, 5.50%, 11/01/30	12,500	8,986,375
Gulf Coast IDA, RB, Citgo Petroleum Corp. Project, Mandatory Put Bonds, AMT, 7.50%, 5/01/25 (d)	3,900	3,918,720
Houston Industrial Development Corp., RB, Senior, Air Cargo, AMT, 6.38%, 1/01/23	1,580	1,440,849
La Vernia Higher Education Finance Corp., RB, KIPP Inc., 6.38%, 8/15/44	2,360	2,307,254
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	4,320	4,369,032
North Texas Tollway Authority, RB, Toll, 2nd Tier, Series F, 6.13%, 1/01/31	12,140	12,156,996
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/25	6,365	6,252,849
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	8,730	8,789,015
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	7,820	7,795,054
Texas State Public Finance Authority, Refunding ERB, KIPP Inc., Series A (ACA), 5.00%, 2/15/36	1,000	816,780
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.50%, 8/15/39	6,500	5,975,515

		85,557,926

U.S. Virgin Islands — 1.0%
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	6,250	5,980,313

Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	7,310	6,691,501

Virginia — 1.4%
James City County EDA, RB, First Mortgage, Williamsburg Lodge, Series A:
5.35%, 9/01/26	1,500	1,294,170
5.50%, 9/01/34	2,000	1,620,560
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	4,550	4,554,368

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2011	5

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Winchester IDA Virginia, RB, Westminster-Canterbury, Series A, 5.20%, 1/01/27	$1,000	$870,400

		8,339,498

Washington — 0.3%
Vancouver Housing Authority Washington, HRB, Teal Pointe Apartments Project, AMT:
6.00%, 9/01/22	945	836,476
6.20%, 9/01/32	1,250	1,018,200

		1,854,676

Wisconsin — 4.5%
City of Milwaukee Wisconsin, RB, Senior, Air Cargo, AMT, 6.50%, 1/01/25	545	499,247
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	14,300	15,166,437
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	4,970	4,452,971
Wisconsin Health & Educational Facilities Authority, Refunding RB, Franciscan Sisters Healthcare, 5.00%, 9/01/26	6,970	6,092,895

		26,211,550

Wyoming — 2.0%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	6,195	6,275,721
Wyoming Community Development Authority, RB, Series 3, AMT, 4.75%, 12/01/37	5,315	4,611,719
Wyoming Municipal Power Agency, RB, Series A, 5.00%, 1/01/42	595	535,554

		11,422,994

Total Municipal Bonds – 122.3%		713,570,569

Municipal Bonds Transferred to Tender Option Bond Trusts (g)

Alabama — 0.7%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit, Series C-2, 5.00%, 11/15/36	4,538	4,238,751

California — 3.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	6,581	6,673,028
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	5,310	5,349,559
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	4,650	4,381,277

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value

California (concluded)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$2,154	$2,165,388

		18,569,252

Colorado — 2.6%
Colorado Health Facilities Authority, RB (AGM), Catholic Health:
Series C-3, 5.10%, 10/01/41	7,490	6,851,777
Series C-7, 5.00%, 9/01/36	4,800	4,410,672
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	4,299	4,199,055

		15,461,504

Connecticut — 3.2%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,130	9,192,997
Series X-3, 4.85%, 7/01/37	9,270	9,278,714

		18,471,711

Georgia — 1.1%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	6,398	6,266,275

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	4,048	4,129,826

New York — 3.4%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	3,194	3,264,819
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	16,724	16,310,705

		19,575,524

North Carolina — 3.7%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series A, 5.00%, 10/01/41	18,897	18,662,380
Wake Forest University, 5.00%, 1/01/38	3,120	3,097,037

		21,759,417

Ohio — 4.7%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	27,900	27,314,100

South Carolina — 2.9%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	7,795	7,807,550
5.25%, 12/01/29	6,920	6,894,880

6	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value

South Carolina (concluded)
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC) (concluded):
5.25%, 12/01/30	$2,510	$2,476,341

		17,178,771

Tennessee — 1.9%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	11,240	11,014,188

Virginia — 9.2%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	6,266	6,256,651
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	10,620	10,729,705
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.38%, 7/01/36	30,930	30,940,207
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	6,075	5,682,559

		53,609,122

Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	5,384	5,348,213

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	11,458	10,542,610

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 40.0%		233,479,264

Total Long-Term Investments (Cost – $985,490,530) – 162.3%		947,049,833

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.15% (h)(i)	15,886,975	15,886,975

Total Short-Term Securities (Cost – $15,886,975) – 2.7%		15,886,975

Total Investments (Cost – $1,001,377,505*) – 165.0%		962,936,808
Liabilities in Excess of Other Assets – (0.5)%		(2,699,644)
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (21.4)%		(125,173,650)
Preferred Shares, at Redemption Value – (43.1)%		(251,490,121)

Net Assets Applicable to Common Shares – 100.0%		$583,573,393

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$876,280,192

Gross unrealized appreciation	$12,277,285
Gross unrealized depreciation	(50,717,982)

Net unrealized depreciation	$(38,440,697)

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Goldman Sachs & Co.	$4,534,330	$56,488
Morgan Stanley & Co.	$6,348,113	$61,353

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2010	Net Activity	Shares Held at January 31, 2011	Income

FFI Institutional Tax-Exempt Fund	2,366,896	13,520,079	15,886,975	$10,926

(i)	Represents the current yield as of report date.

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2011	7

Schedule of Investments (concluded)	BlackRock MuniYield Fund, Inc. (MYD)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$947,049,833	—	$947,049,833
Short-Term Securities	$15,886,975	—	—	15,886,975

Total	$15,886,975	$947,049,833	—	$962,936,808

[1]	See above Schedule of Investments for values in each state or political subdivision.

8	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: March 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Fund, Inc.

Date: March 25, 2011